Concentrations	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS
15.	CONCENTRATIONS

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral related to its trade accounts receivable. At December 31, 2018, accounts receivable from one customer comprised 100% of the Company’s total accounts receivable-trade. Revenues from one customer approximated 95% of total revenues for 2018. At December 31, 2017, accounts receivable from two customers comprised 100% of the Company’s total accounts receivable-trade. Revenues from four customers approximated 85% of total revenues for 2017.